STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - Cik 0001821171_qell acquisition corp Member - USD ($)	Class A ordinary shares	Class B ordinary shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at the beginning at Aug. 06, 2020			$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares to Sponsor		$ 949	24,051	0	$ 25,000
Issuance of ordinary shares to Sponsor (in shares)		9,487,500
Sale of units in initial public offering, gross	$ 3,795		361,659,705	0	361,663,500
Number of units issued	37,950,000
Excess cash received over the fair value of the private warrants			635,400	0	635,400
Offering costs			(20,200,193)	0	(20,200,193)
Class A ordinary Shares subject to possible redemption	$ (3,021)		(302,124,139)	0	(302,127,160)
Class A ordinary Shares subject to possible redemption (in shares)	(30,212,716)
Net loss	$ 79,492	$ (35,000,000)	0	(34,996,542)	(34,996,542)
Balance at the end at Dec. 31, 2020	$ 774	$ 949	39,994,824	(34,996,542)	5,000,005
Balance at the end (in shares) at Dec. 31, 2020	7,737,284	9,487,500
Balance at the beginning at Dec. 31, 2020	$ 774	$ 949	$ 39,994,824	$ (34,996,542)	$ 5,000,005
Balance at the beginning (in shares) at Dec. 31, 2020	7,737,284	9,487,500